Shareholder Report		12 Months Ended
		Jun. 30, 2025 USD ($) Holding	Jun. 30, 2024
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Principal Exchange-Traded Funds
Entity Central Index Key		0001572661
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2025
C000154646
Shareholder Report [Line Items]
Fund Name		Principal Active High Yield ETF
Trading Symbol		YLD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Active High Yield ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Active High Yield ETF	$41	0.39%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks to provide a high level of current income. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in below-investment grade (commonly known as "junk" or “high yield”) fixed income securities, such as bonds and bank loans. It invests in U.S. treasury securities, investment grade bank loans (also known as senior floating rate interests), and preferred securities. The Fund’s investments underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (“Index”) in the year ending June 30, 2025. Negative security selection drove roughly a quarter of the underperformance. The top detracting securities included overweight positions in Vibrantz Technologies Inc and Kronos Acquisition Holdings Inc, zero exposure to CommScope LLC, and capital structure positioning within Transocean Inc and Level 3 Financing Inc. These were partially offset by an overweight position in Aruba Investments Holdings, zero exposure to New Fortress Energy Inc and Saks Global Enterprises LLC, and capital structure positioning within Lions Gate Capital Holdings and Freedom Mortgage Holdings LLC. Sector allocation drove most of the underperformance, primarily due to an underweight allocation to the communications sector, though this was partially offset by an underweight allocation to the consumer cyclical sector. By bond rating, security selection within CCCs was the largest drag, while an underweight allocation to CCs also contributed to underperformance. These were partially offset by security selection within Bs and an overweight allocation to CCCs.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Principal Active High Yield ETF $16,848	Bloomberg U.S. Aggregate Bond Index $11,829	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,927
07/15	$10,000	$10,000	$10,000
09/15	$9,445	$10,059	$9,546
12/15	$9,414	$10,002	$9,350
03/16	$9,657	$10,305	$9,663
06/16	$10,233	$10,533	$10,197
09/16	$10,733	$10,582	$10,763
12/16	$10,836	$10,267	$10,952
03/17	$11,122	$10,351	$11,247
06/17	$11,418	$10,500	$11,491
09/17	$11,616	$10,589	$11,718
12/17	$11,742	$10,630	$11,773
03/18	$11,428	$10,475	$11,672
06/18	$11,646	$10,459	$11,792
09/18	$11,952	$10,461	$12,076
12/18	$11,339	$10,632	$11,528
03/19	$12,062	$10,945	$12,364
06/19	$12,300	$11,282	$12,674
09/19	$12,495	$11,538	$12,843
12/19	$12,942	$11,558	$13,179
03/20	$10,321	$11,922	$11,507
06/20	$11,666	$12,268	$12,673
09/20	$12,328	$12,343	$13,254
12/20	$13,145	$12,426	$14,107
03/21	$13,597	$12,007	$14,228
06/21	$14,054	$12,227	$14,617
09/21	$14,211	$12,233	$14,748
12/21	$14,390	$12,234	$14,849
03/22	$13,896	$11,508	$14,134
06/22	$12,548	$10,968	$12,743
09/22	$12,453	$10,447	$12,661
12/22	$13,126	$10,643	$13,189
03/23	$13,615	$10,958	$13,659
06/23	$13,853	$10,865	$13,899
09/23	$13,859	$10,514	$13,963
12/23	$14,820	$11,231	$14,962
03/24	$15,231	$11,144	$15,183
06/24	$15,409	$11,151	$15,349
09/24	$16,074	$11,731	$16,160
12/24	$16,182	$11,372	$16,188
03/25	$16,269	$11,688	$16,350
06/25	$16,848	$11,829	$16,927

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception July 8, 2015
Principal Active High Yield ETF	8.92%	7.53%	5.32%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.70%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	10.28%	5.96%	5.42%

Performance Inception Date		Jul. 08, 2015
Performance Table Market Index Changed [Text Block]

The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of "broad-based securities market index". The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet		$ 317,720,481
Holdings Count | Holding		128
Advisory Fees Paid, Amount		$ 1,032,892
InvestmentCompanyPortfolioTurnover		45.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$317,720,481 Total Number of Portfolio Holdings128 Portfolio Turnover Rate45.8% Total Advisory Fees Paid$1,032,892
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.43%
Investment Companies	8.96%
Senior Floating Rate Interests	7.08%
U.S. Government & Government Agency Obligations	3.96%
Other Assets and Liabilities	(3.43)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	16.49%
Consumer, Non-cyclical	15.96%
Consumer, Cyclical	11.35%
Industrial	10.10%
Basic Materials	9.11%
Money Market Funds	8.96%
Energy	8.79%
Communications	7.19%
Utilities	6.95%
Technology	4.57%
Government	3.96%
Other Assets and Liabilities	(3.43)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000259043
Shareholder Report [Line Items]
Fund Name		Principal Capital Appreciation Select ETF
Trading Symbol		LCAP
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Capital Appreciation Select ETF (the "Fund") for the period of March 25, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Capital Appreciation Select ETF	$8Footnote Reference*	0.29%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from March 25, 2025, date operations commenced, through June 30, 2025. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Expenses Paid, Amount	[1]	$ 8
Expense Ratio, Percent	[2]	0.29%
AssetsNet		$ 23,061,943
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 12,065
InvestmentCompanyPortfolioTurnover		14.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$23,061,943 Total Number of Portfolio Holdings51 Portfolio Turnover Rate14.7% Total Advisory Fees Paid$12,065
Holdings [Text Block]

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.36%
Investment Companies	0.63%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	29.99%
Communications	16.25%
Financial	15.06%
Consumer, Non-cyclical	12.21%
Consumer, Cyclical	8.73%
Industrial	7.43%
Energy	3.76%
Utilities	3.56%
Basic Materials	2.37%
Money Market Funds	0.63%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period March 25, 2025 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000243208
Shareholder Report [Line Items]
Fund Name		Principal Focused Blue Chip ETF
Trading Symbol		BCHP
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Focused Blue Chip ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Focused Blue Chip ETF	$62	0.58%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company. The Fund is non-diversified. Over the year, the Fund benefited from company selection and allocation in financials. Netflix was the Fund’s top contributor. The company grew its advertising business and launched live-event content. Alternative asset manager Brookfield was the next largest contributor. Brookfield raised significant assets in the last twelve months, with opportunities to invest in artificial intelligence ("AI") infrastructure and energy transition. Lack of exposure to consumer staples and materials contributed to performance relative to the Russell 1000 Growth Index ("Index"). Selection in information technology and health care detracted from performance. Having a smaller weight in Nvidia than its weight in the Index, detracted on a relative basis. Alphabet detracted. Despite significant investments in AI research, the company faced an emerging competitive threat in its Search business from large language models. Life science tools business Danaher detracted. The industry went through an unusual downturn, due to a surplus of inventory purchased in the pandemic-years. Demand returned to normal in 2025.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Principal Focused Blue Chip ETF $14,818	Russell 1000 Index $14,222	Russell 1000 Growth Index $15,574
07/23	$10,000	$10,000	$10,000
09/23	$9,800	$9,614	$9,642
12/23	$11,418	$10,764	$11,007
03/24	$12,520	$11,872	$12,264
06/24	$12,885	$12,296	$13,286
09/24	$13,246	$13,044	$13,710
12/24	$13,782	$13,402	$14,679
03/25	$13,049	$12,800	$13,216
06/25	$14,818	$14,222	$15,574

Average Annual Return [Table Text Block]
Name	1-Year	Since Inception July 12, 2023
Principal Focused Blue Chip ETF	15.10%	22.10%
Russell 1000 Index	15.66%	19.58%
Russell 1000 Growth Index	17.22%	25.22%

Performance Inception Date		Jul. 12, 2023
Performance Table Market Index Changed [Text Block]

The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the revised definition of "broad-based securities market index". The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet		$ 134,688,641
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 555,436
InvestmentCompanyPortfolioTurnover		24.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$134,688,641 Total Number of Portfolio Holdings24 Portfolio Turnover Rate24.7% Total Advisory Fees Paid$555,436
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.98%
Investment Companies	0.06%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Communications	30.46%
Financial	26.67%
Technology	23.60%
Consumer, Cyclical	7.68%
Consumer, Non-cyclical	6.70%
Industrial	4.87%
Money Market Funds	0.06%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000254970
Shareholder Report [Line Items]
Fund Name		Principal International Equity ETF
Trading Symbol		PIEQ
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal International Equity ETF (the "Fund") for the period of November 5, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal International Equity ETF	$34Footnote Reference*	0.48%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from November 5, 2024, date operations commenced, through June 30, 2025. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Expenses Paid, Amount	[3]	$ 34
Expense Ratio, Percent	[4]	0.48%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities, such as China. It invests in equity securities of small, medium, and large market capitalization companies. For the period November 5, 2024 to June 30, 2025 the Fund’s investments outperformed the benchmark, MSCI ACWI Ex USA Index NTR ("Index"). Overweight positions in Japanese consumer electronics stock Nintendo, European financials stocks the National Bank of Greece and Allied Irish Bank, together with British industrial stock BAe were the most material positive contributors to performance. Detractors over the period included overweight positions in Chinese online retailer JD.com, Canadian natural resource company Teck Resources and French pharmaceutical company Sanofi. We continue to position the portfolio with controlled differences to Index at region and sector level, in favour of prioritising stock-specific insights.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Principal International Equity ETF $11,690	MSCI ACWI Ex USA Index NTR $11,327
11/24	$10,000	$10,000
12/24	$9,686	$9,608
03/25	$10,534	$10,111
06/25	$11,690	$11,327

Average Annual Return [Table Text Block]
Name	Since Inception November 5, 2024
Principal International Equity ETF	16.33%
MSCI ACWI Ex USA Index NTR	13.27%

Performance Inception Date		Nov. 05, 2024
AssetsNet		$ 770,561,723
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 1,193,881
InvestmentCompanyPortfolioTurnover		20.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$770,561,723 Total Number of Portfolio Holdings36 Portfolio Turnover Rate20.4% Total Advisory Fees Paid$1,193,881
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.72%
Investment Companies	2.54%
Other Assets and Liabilities	(0.26)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	19.20%
Germany	10.72%
Japan	9.94%
United States	9.05%
Canada	8.60%
China	7.39%
France	4.97%
Ireland	4.27%
Netherlands	4.22%
South Korea	3.83%
Taiwan	3.79%
Austria	3.71%
Greece	3.15%
Hong Kong	2.99%
Italy	1.89%
Other LocationsFootnote Reference*	2.54%
Other Assets and Liabilities	(0.26%)
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 5, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000199630
Shareholder Report [Line Items]
Fund Name		Principal Investment Grade Corporate Active ETF
Trading Symbol		IG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Investment Grade Corporate Active ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Investment Grade Corporate Active ETF	$20	0.19%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade corporate bonds and other fixed income securities at the time of purchase. "Investment grade" securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). During the 12 months ending June 30, 2025, the Fund’s investments outperformed the Bloomberg U.S. Corporate Investment Grade Bond Index (“Index”). Outperformance was driven by favorable security selection, particularly within the Consumer Non-Cyclical, Communications, Insurance, Banking, and Technology sectors. This was offset in part by security selection in the Natural Gas, Energy, and Consumer Cyclical sectors. Moreover, sector allocation slightly detracted from relative performance, as underweights to the Consumer Non-Cyclical, Real Estate Investment Trusts ("REITs"), and Capital Goods sectors marginally weighed on results. On the positive side, underweight allocations to the Consumer Cyclical and Technology sectors contributed favorably. Finally, duration and yield curve positioning had a neutral impact, with the Fund positioned slightly longer than the Index, on average. To that end, the Fund utilized derivatives to manage overall duration and key rate exposure relative to the Index.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Principal Investment Grade Corporate Active ETF $11,948	Bloomberg U.S. Aggregate Bond Index $11,336	Bloomberg U.S. Corporate Investment Grade Bond Index $12,120
04/18	$10,000	$10,000	$10,000
06/18	$9,887	$10,023	$9,927
09/18	$10,012	$10,024	$10,024
12/18	$9,906	$10,188	$10,006
03/19	$10,477	$10,488	$10,520
06/19	$10,954	$10,811	$10,991
09/19	$11,308	$11,057	$11,326
12/19	$11,447	$11,077	$11,460
03/20	$10,865	$11,425	$11,044
06/20	$11,971	$11,756	$12,036
09/20	$12,194	$11,829	$12,221
12/20	$12,676	$11,908	$12,593
03/21	$12,048	$11,506	$12,008
06/21	$12,531	$11,717	$12,434
09/21	$12,517	$11,723	$12,434
12/21	$12,558	$11,724	$12,462
03/22	$11,555	$11,029	$11,504
06/22	$10,597	$10,511	$10,669
09/22	$10,036	$10,011	$10,130
12/22	$10,435	$10,199	$10,498
03/23	$10,795	$10,501	$10,866
06/23	$10,697	$10,412	$10,835
09/23	$10,350	$10,076	$10,500
12/23	$11,211	$10,763	$11,392
03/24	$11,134	$10,679	$11,347
06/24	$11,161	$10,686	$11,337
09/24	$11,829	$11,242	$11,999
12/24	$11,437	$10,897	$11,634
03/25	$11,726	$11,201	$11,903
06/25	$11,948	$11,336	$12,120

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception April 18, 2018
Principal Investment Grade Corporate Active ETF	6.91%	-0.02%	2.47%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg U.S. Corporate Investment Grade Bond Index	6.91%	0.14%	2.71%

Performance Inception Date		Apr. 18, 2018
Performance Table Market Index Changed [Text Block]

The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg U.S. Corporate Investment Grade Bond Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet		$ 105,725,195
Holdings Count | Holding		219
Advisory Fees Paid, Amount		$ 174,451
InvestmentCompanyPortfolioTurnover		102.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$105,725,195 Total Number of Portfolio Holdings219 Portfolio Turnover Rate102.6% Total Advisory Fees Paid$174,451
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	98.59%
Investment Companies	1.67%
Other Assets and LiabilitiesFootnote Reference*	(0.26)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	37.72%
Utilities	15.01%
Consumer, Non-cyclical	10.00%
Technology	8.24%
Communications	7.12%
Industrial	7.01%
Energy	6.67%
Consumer, Cyclical	4.63%
Basic Materials	2.19%
Money Market Funds	1.67%
Other Assets and LiabilitiesFootnote Reference*	(0.26)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000166474
Shareholder Report [Line Items]
Fund Name		Principal Quality ETF
Trading Symbol		PSET
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Quality ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Quality ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund primarily invests in equity securities. For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model designed to identify equity securities in the S&P 500 Index or S&P 400 Index that exhibit higher quality, growth potential, and pricing power. The Fund invests in equity securities of different market capitalizations (medium or large) and styles (growth or value). The Fund's investments underperformed the S&P 500 Index (“Index”) over the year. Nine of the eleven sectors in the Index posted positive returns, led by financials and utilities. Healthcare and energy lagged during the year. Palantir Technologies, GE Vernova, and Millrose Properties outperformed within the Index, while Moderna, Enphase Energy, and Celanese underperformed. High beta and high momentum stocks outperformed during the year, while quality and value-oriented stocks underperformed. The Fund's positioning in Netflix, F5, and O’Reilly Automotive contributed to performance. Positioning in Microchip Technology, Applied Materials, and Monolithic Power Systems detracted from performance. The Fund's factor exposure to high beta contributed to performance, while exposure to smaller size, low momentum, and quality detracted from performance. Stock selection within healthcare and communication services contributed to performance, while selection in information technology, financials, and consumer discretionary detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Principal Quality ETF $32,735	S&P 500 Index $35,562
03/16	$10,000	$10,000
03/16	$10,112	$10,044
06/16	$10,428	$10,291
09/16	$10,498	$10,687
12/16	$10,556	$11,096
03/17	$11,231	$11,769
06/17	$11,807	$12,133
09/17	$12,265	$12,676
12/17	$13,131	$13,519
03/18	$13,360	$13,416
06/18	$13,683	$13,877
09/18	$14,466	$14,947
12/18	$12,937	$12,926
03/19	$14,849	$14,690
06/19	$15,725	$15,322
09/19	$16,014	$15,583
12/19	$17,310	$16,996
03/20	$13,970	$13,665
06/20	$16,449	$16,472
09/20	$18,057	$17,943
12/20	$20,123	$20,123
03/21	$20,894	$21,366
06/21	$22,721	$23,192
09/21	$23,060	$23,327
12/21	$26,034	$25,899
03/22	$23,926	$24,708
06/22	$20,597	$20,730
09/22	$19,397	$19,718
12/22	$21,762	$21,209
03/23	$22,958	$22,799
06/23	$24,696	$24,792
09/23	$23,950	$23,980
12/23	$27,002	$26,784
03/24	$29,895	$29,611
06/24	$30,160	$30,880
09/24	$31,491	$32,698
12/24	$31,773	$33,485
03/25	$29,305	$32,055
06/25	$32,735	$35,562

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception March 21, 2016
Principal Quality ETF	8.57%	14.21%	13.64%
S&P 500 Index	15.16%	16.64%	14.66%

Performance Inception Date		Mar. 21, 2016
AssetsNet		$ 54,449,478
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 83,662
InvestmentCompanyPortfolioTurnover		39.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$54,449,478 Total Number of Portfolio Holdings79 Portfolio Turnover Rate39.3% Total Advisory Fees Paid$83,662
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.62%
Investment Companies	0.35%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	37.01%
Industrial	21.11%
Consumer, Non-cyclical	15.78%
Communications	12.13%
Financial	6.86%
Consumer, Cyclical	4.84%
Basic Materials	1.03%
Energy	0.86%
Money Market Funds	0.35%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000235507
Shareholder Report [Line Items]
Fund Name		Principal Real Estate Active Opportunities ETF
Trading Symbol		BYRE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Real Estate Active Opportunities ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Real Estate Active Opportunities ETF	$64	0.61%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in the real estate industry at the time of purchase. It invests primarily in equity securities of U.S. companies, including those of small companies. The Fund is non-diversified. Over the year, the overweight to U.S. senior housing real estate securities remained the key contributor with these companies demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. The overweight to towers was also additive as an improving tower leasing outlook spurred a recovery from the sector’s prior underperformance. Selection within industrial was the main detractor due to the exposure to cold storage stocks which reported weak results on demand concerns. The overweight to single family also detracted as concerns over faltering pricing power and weaker job growth impacted.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Principal Real Estate Active Opportunities ETF $10,973	Russell 3000 Index $16,307	FTSE NAREIT All Equity REITs Index $10,750
05/22	$10,000	$10,000	$10,000
06/22	$9,799	$9,657	$9,734
09/22	$8,894	$9,226	$8,679
12/22	$9,108	$9,888	$9,038
03/23	$9,382	$10,598	$9,196
06/23	$9,306	$11,487	$9,307
09/23	$8,687	$11,113	$8,531
12/23	$10,092	$12,455	$10,065
03/24	$9,889	$13,703	$9,933
06/24	$9,855	$14,143	$9,844
09/24	$11,416	$15,024	$11,497
12/24	$10,518	$15,420	$10,560
03/25	$10,945	$14,692	$10,851
06/25	$10,973	$16,307	$10,750

Average Annual Return [Table Text Block]
Name	1-Year	Since Inception May 18, 2022
Principal Real Estate Active Opportunities ETF	11.34%	3.02%
Russell 3000 Index	15.30%	16.98%
FTSE NAREIT All Equity REITs Index	9.20%	2.35%

Performance Inception Date		May 18, 2022
Performance Table Market Index Changed [Text Block]

The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of "broad-based securities market index". The FTSE NAREIT All Equity REITs Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Material Change Date			Jun. 30, 2024
AssetsNet		$ 15,256,254
Holdings Count | Holding		25
Advisory Fees Paid, Amount		$ 77,309
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$15,256,254 Total Number of Portfolio Holdings25 Portfolio Turnover Rate34.0% Total Advisory Fees Paid$77,309
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.43%
Investment Companies	2.12%
Other Assets and Liabilities	0.45%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	95.36%
Money Market Funds	2.12%
Consumer, Cyclical	2.07%
Other Assets and Liabilities	0.45%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2024.

Effective November 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.65% to 0.60%.

Material Fund Change Expenses [Text Block]		Effective November 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.65% to 0.60%.
Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 30, 2024.
Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000172043
Shareholder Report [Line Items]
Fund Name		Principal Spectrum Preferred Securities Active ETF
Trading Symbol		PREF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Spectrum Preferred Securities Active ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Preferred Securities Active ETF	$57	0.55%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of purchase. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). It concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries within the financial services sector. Early in the year, eyes were fixed on inflationary data in anticipation of U.S. Federal Reserve (FED) rate cuts. The 50 basis point (bps) FED Funds rate cut in September, followed by two 25 bps cuts late in 2024, were well received and had been efficiently communicated by Chairman Powell. Institutional Preferred security spreads tightened through October 2024 then remained quite steady through February 2025. Trade Tariff concerns caused Non-Contingent Convertible $1000 par (NoCo) spreads to widen by 60 bps at the widest in April 2025. Some trade agreements were reached and markets improved. Short duration securities outperformed longer ones. Below investment grade securities outperformed investment grade ones. On average, NoCo spreads tightened by 9 bps over the course of the full year but performance was helped by large declines in short/intermediate treasury rates; the 2 year U.S. Treasury yield declined by 103 bps. The $1000 par Preferred, Insurance Hybrids, and Utility Hybrids were the best contributing sectors. While all sectors had positive returns, Bank Non-Viability Additional Tier1, Hybrid Floaters, and Corporate Hybrids were the bottom contributors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Principal Spectrum Preferred Securities Active ETF $13,715	Bloomberg Global Aggregate Bond Index $10,616	ICE BofA U.S. Investment Grade Institutional Capital Securities Index $14,463
07/17	$10,000	$10,000	$10,000
09/17	$10,228	$10,241	$10,163
12/17	$10,267	$10,351	$10,224
03/18	$10,062	$10,492	$10,036
06/18	$9,936	$10,200	$9,989
09/18	$10,054	$10,106	$10,163
12/18	$9,706	$10,227	$9,763
03/19	$10,358	$10,452	$10,495
06/19	$10,726	$10,797	$10,926
09/19	$11,098	$10,874	$11,262
12/19	$11,393	$10,927	$11,576
03/20	$9,992	$10,891	$10,468
06/20	$11,200	$11,253	$11,485
09/20	$11,730	$11,552	$11,988
12/20	$12,248	$11,932	$12,528
03/21	$12,151	$11,399	$12,441
06/21	$12,480	$11,549	$12,784
09/21	$12,624	$11,447	$12,906
12/21	$12,502	$11,370	$12,836
03/22	$11,787	$10,669	$12,175
06/22	$10,832	$9,788	$11,266
09/22	$10,649	$9,108	$11,159
12/22	$11,027	$9,522	$11,529
03/23	$11,038	$9,809	$11,656
06/23	$11,141	$9,659	$11,893
09/23	$11,216	$9,312	$11,935
12/23	$11,839	$10,067	$12,643
03/24	$12,372	$9,857	$13,106
06/24	$12,566	$9,748	$13,277
09/24	$13,127	$10,429	$13,911
12/24	$13,191	$9,897	$13,876
03/25	$13,362	$10,158	$14,099
06/25	$13,715	$10,616	$14,463

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception July 10, 2017
Principal Spectrum Preferred Securities Active ETF	8.77%	4.18%	4.02%
Bloomberg Global Aggregate Bond Index	8.91%	-1.16%	0.75%
ICE BofA U.S. Investment Grade Institutional Capital Securities Index	8.90%	4.72%	4.74%

Performance Inception Date		Jul. 10, 2017
Performance Table Market Index Changed [Text Block]

The Bloomberg Global Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA U.S. Investment Grade Institutional Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet		$ 1,227,155,202
Holdings Count | Holding		127
Advisory Fees Paid, Amount		$ 5,770,952
InvestmentCompanyPortfolioTurnover		14.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,227,155,202 Total Number of Portfolio Holdings127 Portfolio Turnover Rate14.3% Total Advisory Fees Paid$5,770,952
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	97.22%
Investment Companies	2.24%
Other Assets and Liabilities	0.54%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	76.95%
Utilities	12.74%
Energy	7.22%
Money Market Funds	2.24%
Communications	0.21%
Government	0.10%
Other Assets and Liabilities	0.54%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000219817
Shareholder Report [Line Items]
Fund Name		Principal Spectrum Tax-Advantaged Dividend Active ETF
Trading Symbol		PQDI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Spectrum Tax-Advantaged Dividend Active ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Tax-Advantaged Dividend Active ETF	$63	0.60%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying securities at the time of purchase. Such securities include, without limitation, preferred securities and capital securities of U.S. and non-U.S. issuers. The Fund invests significantly in securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment, such as dividends treated as “qualified dividend income” (“QDI”) and qualified dividends from real estate investment trusts (“REITS”). Early in the year, all eyes were on inflationary data in anticipation of U.S. Federal Reserve (FED) cuts. The 50 basis point (bps) FED Funds rate cut in September, and then two 25 bps cuts late in 2024, were well received and had been efficiently communicated by Chairman Powell. Institutional Preferred spreads tightened through October 2024 then remained quite steady through February 2025. Trade Tariff concerns caused Non-Contingent Convertible $1000 par (NoCo) spreads to widen by 60 bps at the widest in April 2025. Some trade agreements were reached, markets improved, short duration outperformed longer duration, below investment grade outperformed investment grade. Over the full year, NoCo spreads tightened by 9 bps, Contingent Capital tightened by 11 bps, $25 pars widened by 68 bps, but performance was helped by large declines in short/intermediate treasury rates; the 2 year U.S. Treasury yield declined by 103 bps. The $1000 par Preferred, Contingent Convertible, and Canadian Banking LRCN were the best contributing sectors. While all sectors had positive returns, Pipeline Hybrids, Corporate Hybrids, and Insurance Restricted Tier1 were the bottom contributors.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Principal Spectrum Tax-Advantaged Dividend Active ETF $12,495	Bloomberg Global Aggregate Bond Index $9,445	ICE BofA 7% Constrained DRD Eligible Preferred Securities Index $11,410
06/20	$10,000	$10,000	$10,000
06/20	$10,065	$10,011	$10,000
09/20	$10,470	$10,278	$10,522
12/20	$11,048	$10,615	$10,992
03/21	$11,030	$10,142	$10,898
06/21	$11,343	$10,275	$11,260
09/21	$11,417	$10,184	$11,283
12/21	$11,387	$10,116	$11,238
03/22	$10,875	$9,492	$10,475
06/22	$10,235	$8,708	$9,627
09/22	$10,020	$8,103	$9,565
12/22	$10,296	$8,472	$9,666
03/23	$10,050	$8,727	$9,634
06/23	$10,236	$8,593	$9,625
09/23	$10,359	$8,285	$9,597
12/23	$10,936	$8,956	$10,236
03/24	$11,336	$8,770	$10,746
06/24	$11,531	$8,673	$10,807
09/24	$12,022	$9,278	$11,397
12/24	$12,032	$8,805	$11,188
03/25	$12,163	$9,037	$11,243
06/25	$12,495	$9,445	$11,410

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception June 16, 2020
Principal Spectrum Tax-Advantaged Dividend Active ETF	8.42%	4.53%	4.44%
Bloomberg Global Aggregate Bond Index	8.91%	-1.16%	-1.13%
ICE BofA 7% Constrained DRD Eligible Preferred Securities Index	5.58%	2.67%	2.65%

Performance Inception Date		Jun. 16, 2020
Performance Table Market Index Changed [Text Block]

The Bloomberg Global Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA 7% Constrained DRD Eligible Preferred Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet		$ 57,663,744
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 236,615
InvestmentCompanyPortfolioTurnover		17.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,663,744 Total Number of Portfolio Holdings80 Portfolio Turnover Rate17.6% Total Advisory Fees Paid$236,615
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	86.32%
Preferred Stocks	12.04%
Investment Companies	1.81%
Other Assets and Liabilities	(0.17)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	90.24%
Energy	3.63%
Utilities	3.58%
Money Market Funds	1.81%
Communications	0.91%
Other Assets and Liabilities	(0.17)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000193921
Shareholder Report [Line Items]
Fund Name		Principal U.S. Mega-Cap ETF
Trading Symbol		USMC
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal U.S. Mega-Cap ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Mega-Cap ETF	$13	0.12%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with very large ("mega") market capitalizations at the time of purchase. For this Fund, companies with mega capitalizations are those with market capitalizations in the top 50th percentile of the S&P 500 Index at the time of purchase. The Fund is non-diversified. The Fund's investments outperformed the S&P 500 Index (“Index”) over the year. Nine of the eleven sectors in the Index posted positive returns, led by financials and utilities. Healthcare and energy lagged during the year. Palantir Technologies, GE Vernova, and Millrose Properties outperformed within the Index, while Moderna, Enphase Energy, and Celanese underperformed. High beta and high momentum stocks outperformed during the year, while quality and value-oriented stocks underperformed. The Fund's positioning in Netflix, JPMorgan Chase, and Visa contributed to performance. Positioning in UnitedHealth, Advanced Micro Devices, and Salesforce detracted from performance. The Fund's factor exposure to size and high momentum contributed to performance, while exposure to high quality detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Principal U.S. Mega-Cap ETF $28,368	S&P 500 Index $27,642
10/17	$10,000	$10,000
12/17	$10,495	$10,508
03/18	$10,224	$10,428
06/18	$10,480	$10,786
09/18	$11,457	$11,618
12/18	$10,313	$10,047
03/19	$11,522	$11,418
06/19	$11,973	$11,910
09/19	$12,174	$12,112
12/19	$13,124	$13,211
03/20	$10,856	$10,622
06/20	$12,647	$12,804
09/20	$13,899	$13,947
12/20	$15,218	$15,641
03/21	$15,734	$16,607
06/21	$16,987	$18,027
09/21	$17,327	$18,132
12/21	$19,241	$20,131
03/22	$18,537	$19,206
06/22	$15,923	$16,113
09/22	$14,757	$15,326
12/22	$15,895	$16,485
03/23	$17,546	$17,721
06/23	$19,319	$19,270
09/23	$19,023	$18,640
12/23	$20,915	$20,819
03/24	$22,973	$23,017
06/24	$24,341	$24,003
09/24	$25,645	$25,415
12/24	$27,156	$26,028
03/25	$25,685	$24,916
06/25	$28,368	$27,642

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception October 11, 2017
Principal U.S. Mega-Cap ETF	16.77%	17.53%	14.46%
S&P 500 Index	15.16%	16.64%	14.08%

Performance Inception Date		Oct. 11, 2017
AssetsNet		$ 3,260,102,153
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 3,118,220
InvestmentCompanyPortfolioTurnover		54.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,260,102,153 Total Number of Portfolio Holdings27 Portfolio Turnover Rate54.5% Total Advisory Fees Paid$3,118,220
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.63%
Investment Companies	0.36%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	26.95%
Consumer, Non-cyclical	20.44%
Financial	18.61%
Communications	16.66%
Consumer, Cyclical	13.52%
Energy	3.45%
Money Market Funds	0.36%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000173454
Shareholder Report [Line Items]
Fund Name		Principal U.S. Small-Cap ETF
Trading Symbol		PSC
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal U.S. Small-Cap ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Small-Cap ETF	$40	0.38%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index ("Index"). The Fund's investments outperformed the Index over the year. Nine of the eleven sectors within the Index posted positive returns, led by financials and industrials, while energy and healthcare lagged. Aeva Technologies, D-Wave Quantum, and Sezzle outperformed within the Index, while Conduit Pharmaceuticals, Sunnova Energy, and Canoo underperformed. High beta and high momentum stocks outperformed during the year, while quality and value-oriented stocks underperformed. The Fund's positioning in Dave, Hims & Hers, and Brinker International contributed to performance. Positioning in Super Micro Computer, ELF Beauty, and Atkore detracted from performance. The Fund's factor exposure to high momentum contributed to performance, while exposure to high quality and value detracted from performance. Stock selection within healthcare, financials, and consumer discretionary contributed to performance, while selection in information technology and energy detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Principal U.S. Small-Cap ETF $23,731	Russell 3000 Index $31,827	Russell 2000 Index $19,684
09/16	$10,000	$10,000	$10,000
09/16	$10,050	$10,034	$10,061
12/16	$11,074	$10,457	$10,950
03/17	$11,377	$11,057	$11,220
06/17	$11,606	$11,390	$11,496
09/17	$12,160	$11,911	$12,148
12/17	$12,562	$12,666	$12,554
03/18	$12,612	$12,584	$12,543
06/18	$13,599	$13,074	$13,515
09/18	$14,310	$14,005	$13,999
12/18	$11,387	$12,002	$11,171
03/19	$12,785	$13,688	$12,800
06/19	$12,941	$14,248	$13,068
09/19	$12,646	$14,414	$12,754
12/19	$13,558	$15,725	$14,022
03/20	$8,962	$12,439	$9,729
06/20	$11,423	$15,178	$12,202
09/20	$11,755	$16,576	$12,804
12/20	$15,370	$19,010	$16,821
03/21	$18,648	$20,216	$18,957
06/21	$19,886	$21,882	$19,771
09/21	$19,348	$21,860	$18,909
12/21	$20,347	$23,888	$19,314
03/22	$19,037	$22,627	$17,860
06/22	$16,342	$18,848	$14,789
09/22	$15,874	$18,006	$14,466
12/22	$17,100	$19,300	$15,367
03/23	$17,535	$20,685	$15,788
06/23	$18,562	$22,420	$16,609
09/23	$17,949	$21,691	$15,758
12/23	$20,268	$24,309	$17,968
03/24	$21,858	$26,745	$18,899
06/24	$21,265	$27,605	$18,280
09/24	$23,009	$29,325	$19,975
12/24	$22,782	$30,097	$20,041
03/25	$21,578	$28,676	$18,142
06/25	$23,731	$31,827	$19,684

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception September 21, 2016
Principal U.S. Small-Cap ETF	11.41%	15.72%	10.34%
Russell 3000 Index	15.30%	15.96%	14.11%
Russell 2000 Index	7.68%	10.04%	8.03%

Performance Inception Date		Sep. 21, 2016
Performance Table Market Index Changed [Text Block]

The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

AssetsNet		$ 752,649,908
Holdings Count | Holding		495
Advisory Fees Paid, Amount		$ 2,637,146
InvestmentCompanyPortfolioTurnover		80.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$752,649,908 Total Number of Portfolio Holdings495 Portfolio Turnover Rate80.3% Total Advisory Fees Paid$2,637,146
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.54%
Investment Companies	0.87%
Other Assets and Liabilities	(0.41)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.38%
Consumer, Non-cyclical	22.89%
Industrial	16.21%
Technology	10.58%
Consumer, Cyclical	10.49%
Communications	4.87%
Energy	3.79%
Basic Materials	3.60%
Utilities	2.73%
Money Market Funds	0.87%
Other Assets and Liabilities	(0.41)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000166475
Shareholder Report [Line Items]
Fund Name		Principal Value ETF
Trading Symbol		PY
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Value ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Value ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund primarily invests in equity securities, focusing on value stocks. For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities of mid- to large-capitalization companies in the S&P 500 Index ("Index") that exhibit higher degrees of shareholder yield (meaning how much money a company distributes to shareholders through dividends and share repurchases). The Fund's investments underperformed the Index over the year. Nine of the eleven sectors in the Index posted positive returns, led by financials and utilities. Healthcare and energy lagged during the year. Palantir Technologies, GE Vernova, and Millrose Properties outperformed within the Index, while Moderna, Enphase Energy, and Celanese underperformed. High beta and high momentum stocks outperformed during the year, while quality and value-oriented stocks underperformed. The Fund's positioning in Microchip Technology, Fox, and Wells Fargo contributed to performance. Positioning in Broadcom, UnitedHealth Group, and Alexandria Real Estate Equities detracted from performance. The Fund's factor exposure to low quality contributed to performance, while exposure to value factors, low beta, smaller size, and lower momentum detracted from performance. An overweight allocation to financials and an underweight allocation to healthcare contributed to performance. Selection in information technology, industrials, and real estate, along with an overweight allocation to energy, detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Principal Value ETF $25,096	S&P 500 Index $35,562
03/16	$10,000	$10,000
03/16	$10,040	$10,044
06/16	$9,884	$10,291
09/16	$10,366	$10,687
12/16	$11,339	$11,096
03/17	$11,756	$11,769
06/17	$11,988	$12,133
09/17	$12,526	$12,676
12/17	$13,477	$13,519
03/18	$13,327	$13,416
06/18	$13,578	$13,877
09/18	$14,149	$14,947
12/18	$11,819	$12,926
03/19	$13,136	$14,690
06/19	$13,672	$15,322
09/19	$13,868	$15,583
12/19	$14,932	$16,996
03/20	$9,943	$13,665
06/20	$12,175	$16,472
09/20	$12,464	$17,943
12/20	$15,315	$20,123
03/21	$18,244	$21,366
06/21	$18,570	$23,192
09/21	$19,050	$23,327
12/21	$20,634	$25,899
03/22	$20,432	$24,708
06/22	$18,076	$20,730
09/22	$17,324	$19,718
12/22	$19,592	$21,209
03/23	$19,390	$22,799
06/23	$20,030	$24,792
09/23	$19,116	$23,980
12/23	$21,383	$26,784
03/24	$23,108	$29,611
06/24	$22,808	$30,880
09/24	$24,995	$32,698
12/24	$24,981	$33,485
03/25	$24,756	$32,055
06/25	$25,096	$35,562

Average Annual Return [Table Text Block]
Name	1-Year	5-Years	Since Inception March 21, 2016
Principal Value ETF	9.95%	15.59%	10.39%
S&P 500 Index	15.16%	16.64%	14.66%

Performance Inception Date		Mar. 21, 2016
AssetsNet		$ 224,275,456
Holdings Count | Holding		113
Advisory Fees Paid, Amount		$ 221,719
InvestmentCompanyPortfolioTurnover		91.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$224,275,456 Total Number of Portfolio Holdings113 Portfolio Turnover Rate91.0% Total Advisory Fees Paid$221,719
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.32%
Investment Companies	0.49%
Other Assets and Liabilities	0.19%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.94%
Technology	20.48%
Consumer, Non-cyclical	17.39%
Industrial	14.04%
Energy	9.08%
Consumer, Cyclical	5.23%
Communications	4.58%
Basic Materials	0.58%
Money Market Funds	0.49%
Other Assets and Liabilities	0.19%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Updated Prospectus Web Address		www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]		During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

[1]	Expenses are for the period from March 25, 2025, date operations commenced, through June 30, 2025. Expenses for the full reporting period would be higher.
[2]	Computed on an annualized basis.
[3]	Expenses are for the period from November 5, 2024, date operations commenced, through June 30, 2025. Expenses for the full reporting period would be higher.
[4]	Computed on an annualized basis.